Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone Funds Group Trust
Entity Central Index Key	0000914243
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Touchstone Active Bond Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS A
Trading Symbol	TOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class A shares performance was 12.60% (excluding sales loads) for the reporting period.
Financial market volatility was elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates declined over the 12 month period as investors increased their expectations for rate cuts in light of developing economic data. Credit spreads tightened over the same period and were range bound near historically tight levels as investors anticipated a soft landing for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile but have declined materially over the past 12 months. This contributed to both absolute and relative performance, through tactical interest rate management, and positioning for a steeper yield curve.
Sector Allocation	Positive	Over the past 12 months the Fund had overweight allocations to Investment Grade Corporate Credit and Emerging Markets debt, which both outperformed and contributed to relative performance.
Security Selection	Positive	Security selection within Investment Grade Corporates and securitized debt contributed to relative outperformance.
High Yield Credit Protection	Negative	The Fund maintained credit risk protection on high yield credit which underperformed as spreads tightened over the year.
Over the 12 month period the Fund reduced its risk budget target from 40% to 30%. As a result, the Fund largely eliminated the Emerging Market debt allocation and also moved up in credit quality within Investment Grade Corporates and securitized products. These allocations were made as spreads were near historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	8.92%	0.55%	1.56%
Class A - excluding sales load	12.60%	0.96%	2.05%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 263,555,634
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 914,151
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 263,555,634
Total number of portfolio holdings	319
Total advisory fees paid	$ 914,151
Portfolio turnover rate	172%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.1%
U.S. Treasury Obligations	21.2%
Non-Agency Collateralized Mortgage Obligations	8.6%
U.S. Government Mortgage-Backed Obligations	7.4%
Agency Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.7%
AA/Aa	7.3%
A/A	14.1%
BBB/Baa	26.7%
BB/Ba	0.6%
B/B	0.5%
CC	0.1%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.
Touchstone Active Bond Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS C
Trading Symbol	TODCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 165	1.56%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's
Class
C shares performance was 11.69% (excluding sales loads) for the reporting period.
Financial market volatility was elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates declined over the 12 month period as investors increased their expectations for rate cuts in light of developing economic data. Credit spreads tightened over the same period and were range bound near historically tight levels as investors anticipated a soft landing for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile but have declined materially over the past 12 months. This contributed to both absolute and relative performance, through tactical interest rate management, and positioning for a steeper yield curve.
Sector Allocation	Positive	Over the past 12 months the Fund had overweight allocations to Investment Grade Corporate Credit and Emerging Markets debt, which both outperformed and contributed to relative performance.
Security Selection	Positive	Security selection within Investment Grade Corporates and securitized debt contributed to relative outperformance.
High Yield Credit Protection	Negative	The Fund maintained credit risk protection on high yield credit which underperformed as spreads tightened over the year.
Over the 12 month period the Fund reduced its risk budget target from 40% to 30%. As a result, the Fund largely eliminated the Emerging Market debt allocation and also moved up in credit quality within Investment Grade Corporates and securitized products. These allocations were made as spreads were near historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	10.69%	0.22%	1.43%
Class C - excluding sales load	11.69%	0.22%	1.43%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 263,555,634
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 914,151
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 263,555,634
Total number of portfolio holdings	319
Total advisory fees paid	$ 914,151
Portfolio turnover rate	172%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.1%
U.S. Treasury Obligations	21.2%
Non-Agency Collateralized Mortgage Obligations	8.6%
U.S. Government Mortgage-Backed Obligations	7.4%
Agency Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.7%
AA/Aa	7.3%
A/A	14.1%
BBB/Baa	26.7%
BB/Ba	0.6%
B/B	0.5%
CC	0.1%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Active Bond Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS Y
Trading Symbol	TOBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary
goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class Y shares performance was 12.89% for the reporting period.
Financial market volatility was elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates declined over the 12 month period as investors increased their expectations for rate cuts in light of developing economic data. Credit spreads tightened over the same period and were range bound near historically tight levels as investors anticipated a soft landing for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile but have declined materially over the past 12 months. This contributed to both absolute and relative performance, through tactical interest rate management, and positioning for a steeper yield curve.
Sector Allocation	Positive	Over the past 12 months the Fund had overweight allocations to Investment Grade Corporate Credit and Emerging Markets debt, which both outperformed and contributed to relative performance.
Security Selection	Positive	Security selection within Investment Grade Corporates and securitized debt contributed to relative outperformance.
High Yield Credit Protection	Negative	The Fund maintained credit risk protection on high yield credit which underperformed as spreads tightened over the year.
Over the 12 month period the Fund reduced its risk budget target from 40% to 30%. As a result, the Fund largely eliminated the Emerging Market debt allocation and also moved up in credit quality within Investment Grade Corporates and securitized products. These allocations were made as spreads were near historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.89%	1.21%	2.30%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 263,555,634
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 914,151
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 263,555,634
Total number of portfolio holdings	319
Total advisory fees paid	$ 914,151
Portfolio turnover rate	172%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.1%
U.S. Treasury Obligations	21.2%
Non-Agency Collateralized Mortgage Obligations	8.6%
U.S. Government Mortgage-Backed Obligations	7.4%
Agency Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.7%
AA/Aa	7.3%
A/A	14.1%
BBB/Baa	26.7%
BB/Ba	0.6%
B/B	0.5%
CC	0.1%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher
ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher
ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Active Bond Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Institutional Class shares performance was 12.98% for the reporting period.
Financial market volatility was elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates declined over the 12 month period as investors increased their expectations for rate cuts in light of developing economic data. Credit spreads tightened over the same period and were range bound near historically tight levels as investors anticipated a soft landing for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile but have declined materially over the past 12 months. This contributed to both absolute and relative performance, through tactical interest rate management, and positioning for a steeper yield curve.
Sector Allocation	Positive	Over the past 12 months the Fund had overweight allocations to Investment Grade Corporate Credit and Emerging Markets debt, which both outperformed and contributed to relative performance.
Security Selection	Positive	Security selection within Investment Grade Corporates and securitized debt contributed to relative outperformance.
High Yield Credit Protection	Negative	The Fund maintained credit risk protection on high yield credit which underperformed as spreads tightened over the year.
Over the 12 month period the Fund reduced its risk budget target from 40% to 30%. As a result, the Fund largely eliminated the Emerging Market debt allocation and also moved up in credit quality within Investment Grade Corporates and securitized products. These allocations were made as spreads were near historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	12.98%	1.27%	2.39%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 263,555,634
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 914,151
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 263,555,634
Total number of portfolio holdings	319
Total advisory fees paid	$ 914,151
Portfolio turnover rate	172%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.1%
U.S. Treasury Obligations	21.2%
Non-Agency Collateralized Mortgage Obligations	8.6%
U.S. Government Mortgage-Backed Obligations	7.4%
Agency Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.7%
AA/Aa	7.3%
A/A	14.1%
BBB/Baa	26.7%
BB/Ba	0.6%
B/B	0.5%
CC	0.1%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.
Touchstone Ares Credit Opportunities Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS A
Trading Symbol	TMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class A shares performance was 14.07% (excluding sales loads) for the reporting period.
Sub-investment grade credit assets were a source of attractive total returns due to elevated interest rates, supportive macroeconomic conditions, and constructive corporate fundamental trends. Both high yield bonds and bank loans benefitted from elevated rates, which contributed to attractive market levels compared to recent history. Macroeconomic conditions were largely supportive as inflation trended towards the Federal Reserve’s 2% target. Credit metrics such as interest coverage and leverage were resilient, and default rates remained muted, as borrowers continued to successfully navigate the higher for longer rate environment.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	Allocations to off-benchmark sectors such as Collateralized Loan Obligation securities and post-reorganization equities were a source of high current income and price appreciation.
Trading	Positive	Benefitted from discounted secondary market prices.
Bank Loans	Negative	The allocation to bank loans was a headwind to relative performance as the asset class underperformed high yield bonds.
The Fund’s portfolio actively rotated exposures by asset class, industry and credit quality as relative value conditions shifted across the sub-investment grade credit markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception 1
Class A	10.41%	4.24%	4.84%
Class A - excluding sales load	14.07%	5.32%	5.52%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA U.S. High Yield Constrained Index	15.67%	4.53%	5.58%
1	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Aug. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 623,356,953
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 2,769,725
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 623,356,953
Total number of portfolio holdings	374
Total advisory fees paid	$ 2,769,725
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.4%
Bank Loans	11.9%
Asset-Backed Securities	3.9%
Common Stocks	0.6%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	6.0%
Other Assets/Liabilities (Net)	(1.9) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	9.7%
BB/Ba	40.5%
B/B	36.4%
CCC	9.0%
CC	0.1%
Not Rated	4.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Ares Credit Opportunities Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS C
Trading Symbol	TMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 154	1.44%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class C shares performance was 13.57% (excluding sales loads) for the reporting period.
Sub-investment grade credit assets were a source of attractive total returns due to elevated interest rates, supportive macroeconomic conditions, and constructive corporate fundamental trends. Both high yield bonds and bank loans benefitted from elevated rates, which contributed to attractive market levels compared to recent history. Macroeconomic conditions were largely supportive as inflation trended towards the Federal Reserve’s 2% target. Credit metrics such as interest coverage and leverage were resilient, and default rates remained muted, as borrowers continued to successfully navigate the higher for longer rate environment.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	Allocations to off-benchmark sectors such as Collateralized Loan Obligation securities and post-reorganization equities were a source of high current income and price appreciation.
Trading	Positive	Benefitted from discounted secondary market prices.
Bank Loans	Negative	The allocation to bank loans was a headwind to relative performance as the asset class underperformed high yield bonds.
The Fund’s portfolio actively rotated exposures by asset class, industry and credit quality as relative value conditions shifted across the sub-investment grade credit markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception 1
Class C	12.57%	4.77%	4.96%
Class C - excluding sales load	13.57%	4.77%	4.96%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA U.S. High Yield Constrained Index	15.67%	4.53%	5.58%
1	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Aug. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 623,356,953
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 2,769,725
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 623,356,953
Total number of portfolio holdings	374
Total advisory fees paid	$ 2,769,725
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.4%
Bank Loans	11.9%
Asset-Backed Securities	3.9%
Common Stocks	0.6%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	6.0%
Other Assets/Liabilities (Net)	(1.9) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	9.7%
BB/Ba	40.5%
B/B	36.4%
CCC	9.0%
CC	0.1%
Not Rated	4.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness
of the issuer.
Touchstone Ares Credit Opportunities Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS Y
Trading Symbol	TMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change
. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class Y shares performance was 14.16% for the reporting period.
Sub-investment grade credit assets were a source of attractive total returns due to elevated interest rates, supportive macroeconomic conditions
, and constructive corporate fundamental trends. Both high yield bonds and bank loans benefitted from elevated rates, which contributed to attractive market levels compared to recent history. Macroeconomic conditions were largely supportive as inflation trended towards the Federal Reserve’s 2% target. Credit metrics such as interest coverage and leverage were resilient, and default rates remained muted, as borrowers continued to successfully navigate the higher for longer rate environment.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	Allocations to off-benchmark sectors such as Collateralized Loan Obligation securities and post-reorganization equities were a source of high current income and price appreciation.
Trading	Positive	Benefitted from discounted secondary market prices.
Bank Loans	Negative	The allocation to bank loans was a headwind to relative performance as the asset class underperformed high yield bonds.
The Fund’s portfolio actively rotated exposures by asset class, industry and credit quality as relative value conditions shifted across the sub-investment grade credit markets.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception 1
Class Y	14.16%	5.52%	5.76%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA U.S. High Yield Constrained Index	15.67%	4.53%	5.58%
1	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Aug. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 623,356,953
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 2,769,725
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 623,356,953
Total number of portfolio holdings	374
Total advisory fees paid	$ 2,769,725
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.4%
Bank Loans	11.9%
Asset-Backed Securities	3.9%
Common Stocks	0.6%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	6.0%
Other Assets/Liabilities (Net)	(1.9) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	9.7%
BB/Ba	40.5%
B/B	36.4%
CCC	9.0%
CC	0.1%
Not Rated	4.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be
used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be
used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TARBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Institutional Class shares performance was 14.40% for the reporting period.
Sub-investment grade credit assets were a source of attractive total returns due to elevated interest rates, supportive macroeconomic conditions, and constructive corporate fundamental trends. Both high yield bonds and bank loans benefitted from elevated rates, which contributed to attractive market levels compared to recent history. Macroeconomic conditions were largely supportive as inflation trended towards the Federal Reserve’s 2% target. Credit metrics such as interest coverage and leverage were resilient, and default rates remained muted, as borrowers continued to successfully navigate the higher for longer rate environment.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	Allocations to off-benchmark sectors such as Collateralized Loan Obligation securities and post-reorganization equities were a source of high current income and price appreciation.
Trading	Positive	Benefitted from discounted secondary market prices.
Bank Loans	Negative	The allocation to bank loans was a headwind to relative performance as the asset class underperformed high yield bonds.
The Fund’s portfolio actively rotated exposures by asset class, industry and credit quality as relative value conditions shifted across the sub-investment grade credit markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception 1
Institutional Class	14.40%	5.63%	5.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA U.S. High Yield Constrained Index	15.67%	4.53%	5.58%
1	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Aug. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 623,356,953
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 2,769,725
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 623,356,953
Total number of portfolio holdings	374
Total advisory fees paid	$ 2,769,725
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.4%
Bank Loans	11.9%
Asset-Backed Securities	3.9%
Common Stocks	0.6%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	6.0%
Other Assets/Liabilities (Net)	(1.9) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	9.7%
BB/Ba	40.5%
B/B	36.4%
CCC	9.0%
CC	0.1%
Not Rated	4.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Dividend Equity Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS A
Trading Symbol	TQCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class A shares performance was 28.97% (excluding sales loads) for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	22.55%	6.27%	6.85%
Class A - excluding sales load	28.97%	7.53%	7.49%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,526,043,646
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 12,787,406
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%

Touchstone Dividend Equity Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS C
Trading Symbol	TQCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.69%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class C shares performance was 28.08% (excluding sales loads) for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	27.08%	6.80%	6.77%
Class C - excluding sales load	28.08%	6.80%	6.77%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,526,043,646
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 12,787,406
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%

Touchstone Dividend Equity Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS Y
Trading Symbol	TQCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class Y shares performance was 29.25% for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	29.25%	7.77%	7.72%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,526,043,646
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 12,787,406
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%

Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TQCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Institutional Class shares performance was 29.31% for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception 1
Institutional Class	29.31%	9.17%
Russell 3000 ® Index	35.19%	10.15%
Russell 1000 ® Value Index	27.76%	9.09%
1	The inception date was July 19, 2021. The returns of the indexes listed above are based on the inception date of the Class.

Performance Inception Date	Jul. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,526,043,646
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 12,787,406
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%

Touchstone Dividend Equity Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS R6
Trading Symbol	TQCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class R6 shares performance was 29.47% for the reporting period.
Equity markets rose meaningfully over the 12 month period as economic growth exceeded expectations while inflation retreated from stubbornly high levels and the labor market remained robust. Enthusiasm surrounding artificial intelligence also provided a boost to financial markets, primarily Technology stocks, resulting in the S&P
®
500 Index returning 36.35% and the Russell
®
1000 Value Index returning 27.76% during the 12 month period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Security Selection	Positive	Stock selection, primarily within Information Technology, was the main driver of relative outperformance.
Sector Allocation	Negative	Underweight exposure to Financials and Industrials detracted from relative performance as the sectors outperformed.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
The biggest change to sector positioning over the last year was reducing outperforming sectors in Energy and Information Technology while increasing Communication Services and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception 1
Class R6	29.47%	8.70%
Russell 3000 ® Index	35.19%	9.18%
Russell 1000 ® Value Index	27.76%	8.08%
1	The inception date was August 2, 2021. The returns of the indexes listed above are based on the inception date of the Class.

Performance Inception Date	Aug. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,526,043,646
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 12,787,406
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,526,043,646
Total number of portfolio holdings	87
Total advisory fees paid	$ 12,787,406
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	21.3%
Financials	14.8%
Health Care	13.9%
Industrials	10.3%
Consumer Discretionary	8.5%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	4.3%
Materials	3.5%
Real Estate	3.3%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	(0.1) %
Total	100.0%

Touchstone High Yield Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS A
Trading Symbol	THYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class A shares performance was 13.34% (excluding sales loads) for the reporting period.
The 12 month period was denoted by strong performance in risk assets as the market began pricing interest rate cuts as well as the potential of a ‘soft or no’ landing scenario. Default rates seemed to level off at a rate below other cycle peaks leading to an overall strength in leveraged credit returns. Financial conditions remained supportive of economic growth as liquidity outside of the traditional banking system remained robust.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Overweight to Media Entertainment Industry	Positive	Strong credit selection among multiple credits led to high sector specific performance.
Overweight to QVC Inc. issue	Positive	A significant overweight to the retailer was positive as it recovered from previous lows by reducing debt and extending its maturities.
Underweight to CCCs	Negative	The Fund was underweight risk relative to the market in anticipation of financial stress in the lower quality segments of the high yield market due to higher interest rates.
The Fund gradually increased its risk positioning as a hard landing scenario, which typically coincides with high default rates and wider credit spreads, seemed to be an unlikely outcome as economic growth remained robust and financial conditions remained accommodative throughout the cycle of higher interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	9.62%	2.98%	3.14%
Class A - excluding sales load	13.34%	3.40%	3.64%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA High Yield Cash Pay Index	15.55%	4.53%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 106,625,654
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 572,741
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 106,625,654
Total number of portfolio holdings	152
Total advisory fees paid	$ 572,741
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	97.7%
Short-Term Investment Funds	4.6%
Other Assets/Liabilities (Net)	(2.3) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	10.3%
BB/Ba	58.8%
B/B	25.4%
CCC	4.1%
Not Rated	0.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone High Yield Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS C
Trading Symbol	THYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.80%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class C shares performance was 12.55% (excluding sales loads) for the reporting period.
The 12 month period was denoted by strong performance in risk assets as the market began pricing interest rate cuts as well as the potential of a ‘soft or no’ landing scenario. Default rates seemed to level off at a rate below other cycle peaks leading to an overall strength in leveraged credit returns. Financial conditions remained supportive of economic growth as liquidity outside of the traditional banking system remained robust.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Overweight to Media Entertainment Industry	Positive	Strong credit selection among multiple credits led to high sector specific performance.
Overweight to QVC Inc. issue	Positive	A significant overweight to the retailer was positive as it recovered from previous lows by reducing debt and extending its maturities.
Underweight to CCCs	Negative	The Fund was underweight risk relative to the market in anticipation of financial stress in the lower quality segments of the high yield market due to higher interest rates.
The Fund gradually increased its risk positioning as a hard landing scenario, which typically coincides with high default rates and wider credit spreads, seemed to be an unlikely outcome as economic growth remained robust and financial conditions remained accommodative throughout the cycle of higher interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	11.55%	2.62%	3.03%
Class C - excluding sales load	12.55%	2.62%	3.03%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA High Yield Cash Pay Index	15.55%	4.53%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 106,625,654
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 572,741
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 106,625,654
Total number of portfolio holdings	152
Total advisory fees paid	$ 572,741
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	97.7%
Short-Term Investment Funds	4.6%
Other Assets/Liabilities (Net)	(2.3) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	10.3%
BB/Ba	58.8%
B/B	25.4%
CCC	4.1%
Not Rated	0.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.
Touchstone High Yield Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS Y
Trading Symbol	THYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class Y shares performance was 13.60% for the reporting period.
The 12 month period was denoted by strong performance in risk assets as the market began pricing interest rate cuts as well as the potential of a ‘soft or no’ landing scenario. Default rates seemed to level off at a rate below other cycle peaks leading to an overall strength in leveraged credit returns. Financial conditions remained supportive of economic growth as liquidity outside of the traditional banking system remained robust.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Overweight to Media Entertainment Industry	Positive	Strong credit selection among multiple credits led to high sector specific performance.
Overweight to QVC Inc. issue	Positive	A significant overweight to the retailer was positive as it recovered from previous lows by reducing debt and extending its maturities.
Underweight to CCCs	Negative	The Fund was underweight risk relative to the market in anticipation of financial stress in the lower quality segments of the high yield market due to higher interest rates.
The Fund gradually increased its risk positioning as a hard landing scenario, which typically coincides with high default rates and wider credit spreads, seemed to be an unlikely outcome as economic growth remained robust and financial conditions remained accommodative throughout the cycle of higher interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	13.60%	3.63%	3.89%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA High Yield Cash Pay Index	15.55%	4.53%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 106,625,654
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 572,741
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 106,625,654
Total number of portfolio holdings	152
Total advisory fees paid	$ 572,741
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	97.7%
Short-Term Investment Funds	4.6%
Other Assets/Liabilities (Net)	(2.3) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	10.3%
BB/Ba	58.8%
B/B	25.4%
CCC	4.1%
Not Rated	0.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher rat ings w
ill be used. Where no rating has been assigned, it
ma
y be for reasons unrelated
to
the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher rat ings w
ill be used. Where no rating has been assigned, it
ma
y be for reasons unrelated
to
the creditworthiness of the issuer.
Touchstone High Yield Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	THIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Institutional Class shares performance was 13.70% for the reporting period.
The 12 month period was denoted by strong performance in risk assets as the market began pricing interest rate cuts as well as the potential of a ‘soft or no’ landing scenario. Default rates seemed to level off at a rate below other cycle peaks leading to an overall strength in leveraged credit returns. Financial conditions remained supportive of economic growth as liquidity outside of the traditional banking system remained robust.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Overweight to Media Entertainment Industry	Positive	Strong credit selection among multiple credits led to high sector specific performance.
Overweight to QVC Inc. issue	Positive	A significant overweight to the retailer was positive as it recovered from previous lows by reducing debt and extending its maturities.
Underweight to CCCs	Negative	The Fund was underweight risk relative to the market in anticipation of financial stress in the lower quality segments of the high yield market due to higher interest rates.
The Fund gradually increased its risk positioning as a hard landing scenario, which typically coincides with high default rates and wider credit spreads, seemed to be an unlikely outcome as economic growth remained robust and financial conditions remained accommodative throughout the cycle of higher interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	13.70%	3.74%	3.98%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA High Yield Cash Pay Index	15.55%	4.53%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 106,625,654
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 572,741
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 106,625,654
Total number of portfolio holdings	152
Total advisory fees paid	$ 572,741
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	97.7%
Short-Term Investment Funds	4.6%
Other Assets/Liabilities (Net)	(2.3) %
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	10.3%
BB/Ba	58.8%
B/B	25.4%
CCC	4.1%
Not Rated	0.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.
Touchstone Impact Bond Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Impact Bond Fund
Class Name	CLASS A
Trading Symbol	TCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class A shares performance was 11.61% (excluding sales loads) for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads also tightened across the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	7.96%	-0.43%	0.99%
Class A - excluding sales load	11.61%	-0.03%	1.49%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 601,104,958
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 1,409,356
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Impact Bond Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Impact Bond Fund
Class Name	CLASS C
Trading Symbol	TCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 159	1.51%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class C shares performance was 10.77% (excluding sales loads) for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads also tightened across the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	9.77%	-0.77%	0.89%
Class C - excluding sales load	10.77%	-0.77%	0.89%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 601,104,958
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 1,409,356
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer
.
Touchstone Impact Bond Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Impact Bond Fund
Class Name	CLASS Y
Trading Symbol	TCPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class Y shares performance was 12.00% for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads also tightened across the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s performance duri ng th
e period
were
:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.00%	0.24%	1.75%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 601,104,958
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 1,409,356
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Qua
l
ity* (% of Fixed Income Secur
iti
es)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Impact Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TCPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Institutional Class shares performance was 12.10% for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads als
o tig
htened across the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s p
erfor
mance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	12.10%	0.34%	1.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 601,104,958
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 1,409,356
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of th
e issu
er.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of th
e issu
er.
Touchstone Impact Bond Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	Touchstone Impact Bond Fund
Class Name	CLASS R6
Trading Symbol	TIMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Impact Bond Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class R6 shares performance was 12.02% for the reporting period.
Over the 12 month period yields moved materially lower. While much of this is attributable to the Federal Reserve and the moves in underlying interest rates tied to Treasuries, spreads also tighten ed a
cross the bond market significantly. These moves occurred as the economy remained resilient even as inflation softened considerably.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds.
Security Selection	Positive	Security selection in Mortgage Pass Thru securities and U.S. Agencies benefitted the Fund.
During the 12 month period, the Funds’ allocation to Corporates, Asset Backed Securities, and Municipals decreased modestly, mostly offset by an increase in U.S. Agencies and Mortgage Backed Securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6 1	12.02%	0.29%	1.78%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
1	The inception date was November 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 22, 2021.

Performance Inception Date	Nov. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information
Net Assets	$ 601,104,958
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 1,409,356
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 601,104,958
Total number of portfolio holdings	271
Total advisory fees paid	$ 1,409,356
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	28.6%
U.S. Government Agency Obligations	20.9%
U.S. Government Mortgage-Backed Obligations	16.9%
Agency Collateralized Mortgage Obligations	8.4%
U.S. Treasury Obligations	7.0%
Asset-Backed Securities	6.7%
Municipal Bonds	6.2%
Commercial Mortgage-Backed Securities	3.8%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.7%
AA/Aa	11.7%
A/A	11.4%
BBB/Baa	7.0%
BB/Ba	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor
Service
("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor
Service
("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Mid Cap Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS A
Trading Symbol	TMAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class A shares performance was 24.28% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in Tempur Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	18.07%	8.73%	10.04%
Class A - excluding sales load	24.28%	9.85%	10.69%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 6,085,137,125
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 34,583,103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Mid Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS C
Trading Symbol	TMCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 213	1.91%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common
stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class C shares performance was 23.38% (excluding sales loads) for the
reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in Tempur Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	22.38%	9.06%	10.03%
Class C - excluding sales load	23.38%	9.06%	10.03%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 6,085,137,125
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 34,583,103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Mid Cap Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS Y
Trading Symbol	TMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s
Discussion
of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Y shares performance was 24.61% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in
Tempur
Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	24.61%	10.15%	10.98%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 6,085,137,125
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 34,583,103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Mid Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS Z
Trading Symbol	TMCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund
Performance
The Fund seeks long-term capital growth by
investing
primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Z shares performance was 24.24% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in Tempur Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	24.24%	9.84%	10.68%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 6,085,137,125
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 34,583,103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Mid Cap Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TMPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Institutional Class shares performance was 24.70% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we
established
new positions in Tempur Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	24.70%	10.23%	11.06%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 6,085,137,125
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 34,583,103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Mid Cap Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS R6
Trading Symbol	TMPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class R6 shares performance was 24.76% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell Mid Cap Index during a strong up market, which is expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples and Utilities Sectors	Negative	We were overweight Consumer Staples and underweight Utilities which detracted from relative performance.
Energy and Industrials Sectors	Positive	While sector allocation overall was negative, our underweight position in Energy and our overweight position in Industrials added to relative performance.
Materials and Industrials Stocks	Positive	Strong performance from Materials and Industrials sector stocks in the portfolio was a positive contributor to performance.
Consumer Discretionary and Consumer Staples Stocks	Negative	Weak performance from Consumer Discretionary and Consumer Staples sector stocks in the portfolio was the main driver of relative underperformance.
Quality, Yield and Growth exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period, we established new positions in
Tempur
Sealy International, Inc. (Consumer Discretionary), Crown Castle Inc. (Real Estate), Bruker Corporation (Health Care), and Keysight Technologies, Inc. (Information Technology), added to positions in Dollar Tree, Inc. (Consumer Staples) and Pool Corporation (Consumer Discretionary), trimmed positions in Old Dominion Freight Line, Inc., Copart, Inc. (both Industrials), NewMarket Corporation, Vulcan Materials Company (both Materials), Aercap Holdings N.V. (Industrials), BellRing Brands, Inc. (Consumer Staples) and Lennox International Inc. (Industrials), and exited CarMax, Inc. (Consumer Discretionary) and Perrigo Company plc (Health Care).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6 1	24.76%	10.25%	11.03%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Index	29.33%	11.30%	10.19%
1	The inception date was February 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to February 22, 2021.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 6,085,137,125
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 34,583,103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,085,137,125
Total number of portfolio holdings	35
Total advisory fees paid	$ 34,583,103
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	26.4%
Information Technology	12.9%
Financials	12.6%
Consumer Discretionary	12.0%
Materials	10.1%
Consumer Staples	9.8%
Health Care	8.0%
Real Estate	6.5%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(0.0) %
Total	100.0%

Touchstone Mid Cap Value Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS A
Trading Symbol	TCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing pri
mar
ily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class A shares performance was 20.08% (excluding sales loads) for the reporting period.
The market environment created a difficult backdrop for the team’s investment process during the period. An examination of style factor performance in the Russell Midcap
®
Value Index was muddled, whether looking at price/earnings, beta, return on equity, or market capitalization. The best-performing sectors in the Russell Midcap
®
Value Index over the 12 month period were Utilities, Financials, and Industrials. Notable underperformers of the benchmark’s overall return during the period were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services sector	Positive	No exposure to the sector, which underperformed the benchmark.
Insurance Industry	Positive	The Allstate Corporation, The Progressive Corporation, and Reinsurance Group of America, Incorporated (“RGA”) all outperformed on margin expansion driven by cost controls and positive pricing. Allstate’s sale of its voluntary benefits business simplified the asset mix while providing capital for growth and buybacks. RGA traded higher as its new CEO raised return targets for the business from prior management’s expectations.
Consumer Discretionary sector	Negative	Weakness in LKQ Corp, which experienced several transitory issues during the period, including a worker strike, tax law changes, and dilution from an acquisition. Later in the period, the company underperformed as consumers elected to delay repair work on their vehicles.
Consumer Staples sector	Negative	Darling Ingredients Inc., a global rendering company, declined to provide guidance on a 2024 earnings report as volatility in fat prices clouded the near-term outlook. French fry producer Lamb Weston Holdings Inc. continued to suffer from the impacts of a botched enterprise resource planning implementation in 2024. The company lost market share due to its inability to meet customer demand in the face of a volume slowdown at its quick service customers, resulting in excess capacity and low utilization rates.
As we enter the next annual period, our largest relative overweights are in the Consumer Staples and Industrials sectors. We are notably underweight in Real Estate and Communication Services sectors. These exposures are driven by the opportunity set we see in each sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	14.06%	8.05%	7.42%
Class A - excluding sales load	20.08%	9.16%	8.05%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,944,224
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 5,465,195
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 612,944,224
Total number of portfolio holdings	73
Total advisory fees paid	$ 5,465,195
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.5%
Financials	16.3%
Health Care	10.6%
Consumer Staples	9.5%
Utilities	9.1%
Consumer Discretionary	8.2%
Information Technology	8.1%
Materials	6.0%
Real Estate	5.8%
Energy	5.0%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

Touchstone Mid Cap Value Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS C
Trading Symbol	TMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 218	1.99%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class C shares performance was 19.16% (excluding sales loads) for the reporting period.
The market environment created a difficult backdrop for the team’s investment process during the period. An examination of style factor performance in the Russell Midcap
®
Value Index was muddled, whether looking at price/earnings, beta, return on equity, or market capitalization. The best-performing sectors in the Russell Midcap
®
Value Index over the 12 month period were Utilities, Financials, and Industrials. Notable underperformers of the benchmark’s overall return during the period were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services sector	Positive	No exposure to the sector, which underperformed the benchmark.
Insurance Industry	Positive	The Allstate Corporation, The Progressive Corporation, and Reinsurance Group of America, Incorporated (“RGA”) all outperformed on margin expansion driven by cost controls and positive pricing. Allstate’s sale of its voluntary benefits business simplified the asset mix while providing capital for growth and buybacks. RGA traded higher as its new CEO raised return targets for the business from prior management’s expectations.
Consumer Discretionary sector	Negative	Weakness in LKQ Corp, which experienced several transitory issues during the period, including a worker strike, tax law changes, and dilution from an acquisition. Later in the period, the company underperformed as consumers elected to delay repair work on their vehicles.
Consumer Staples sector	Negative	Darling Ingredients Inc., a global rendering company, declined to provide guidance on a 2024 earnings report as volatility in fat prices clouded the near-term outlook. French fry producer Lamb Weston Holdings Inc. continued to suffer from the impacts of a botched enterprise resource planning implementation in 2024. The company lost market share due to its inability to meet customer demand in the face of a volume slowdown at its quick service customers, resulting in excess capacity and low utilization rates.
As we enter the next annual period, our largest relative overweights are in the Consumer Staples and Industrials sectors. We are notably underweight in Real Estate and Communication Services sectors. These exposures are driven by the op portu
nity set we see in each sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	18.16%	8.35%	7.41%
Class C - excluding sales load	19.16%	8.35%	7.41%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,944,224
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 5,465,195
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 612,944,224
Total number of portfolio holdings	73
Total advisory fees paid	$ 5,465,195
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.5%
Financials	16.3%
Health Care	10.6%
Consumer Staples	9.5%
Utilities	9.1%
Consumer Discretionary	8.2%
Information Technology	8.1%
Materials	6.0%
Real Estate	5.8%
Energy	5.0%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

Touchstone Mid Cap Value Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS Y
Trading Symbol	TCVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class Y shares performance was 20.33% for the reporting period.
The market environment created a difficult backdrop for the team’s investment process during the period. An examination of style factor performance in the Russell Midcap
®
Value Index was muddled, whether looking at price/earnings, beta, return on equity, or market capitalization. The best-performing sectors in the Russell Midcap
®
Value Index over the 12 month period were Utilities, Financials, and Industrials. Notable underperformers of the benchmark’s overall return during the period were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services sector	Positive	No exposure to the sector, which underperformed the benchmark.
Insurance Industry	Positive	The Allstate Corporation, The Progressive Corporation, and Reinsurance Group of America, Incorporated (“RGA”) all outperformed on margin expansion driven by cost controls and positive pricing. Allstate’s sale of its voluntary benefits business simplified the asset mix while providing capital for growth and buybacks. RGA traded higher as its new CEO raised return targets for the business from prior management’s expectations.
Consumer Discretionary sector	Negative	Weakness in LKQ Corp, which experienced several transitory issues during the period, including a worker strike, tax law changes, and dilution from an acquisition. Later in the period, the company underperformed as consumers elected to delay repair work on their vehicles.
Consumer Staples sector	Negative	Darling Ingredients Inc., a global rendering company, declined to provide guidance on a 2024 earnings report as volatility in fat prices clouded the near-term outlook. French fry producer Lamb Weston Holdings Inc. continued to suffer from the impacts of a botched enterprise resource planning implementation in 2024. The company lost market share due to its inability to meet customer demand in the face of a volume slowdown at its quick service customers, resulting in excess capacity and low utilization rates.
As we enter the next annual period, our largest relative overweights are in the Consumer Staples and Industrials sectors. We are notably underweight in Real Estate and Communication Servic
e
s sectors. These exposures are driven by the opportunity set we see in each sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	20.33%	9.43%	8.32%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,944,224
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 5,465,195
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 612,944,224
Total number of portfolio holdings	73
Total advisory fees paid	$ 5,465,195
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.5%
Financials	16.3%
Health Care	10.6%
Consumer Staples	9.5%
Utilities	9.1%
Consumer Discretionary	8.2%
Information Technology	8.1%
Materials	6.0%
Real Estate	5.8%
Energy	5.0%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Institutional Class shares performance was 20.51% for the reporting period.
The market environment created a difficult backdrop for the team’s investment process during the period. An examination of style factor performance in the Russell Midcap
®
Value Index was muddled, whether looking at price/earnings, beta, return on equity, or market capitalization. The best-performing sectors in the Russell Midcap
®
Value Index over the 12 month period were Utilities, Financials, and Industrials. Notable underperformers of the benchmark’s overall return during the period were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services sector	Positive	No exposure to the sector, which underperformed the benchmark.
Insurance Industry	Positive	The Allstate Corporation, The Progressive Corporation, and Reinsurance Group of America, Incorporated (“RGA”) all outperformed on margin expansion driven by cost controls and positive pricing. Allstate’s sale of its voluntary benefits business simplified the asset mix while providing capital for growth and buybacks. RGA traded higher as its new CEO raised return targets for the business from prior management’s expectations.
Consumer Discretionary sector	Negative	Weakness in LKQ Corp, which experienced several transitory issues during the period, including a worker strike, tax law changes, and dilution from an acquisition. Later in the period, the company underperformed as consumers elected to delay repair work on their vehicles.
Consumer Staples sector	Negative	Darling Ingredients Inc., a global rendering company, declined to provide guidance on a 2024 earnings report as volatility in fat prices clouded the near-term outlook. French fry producer Lamb Weston Holdings Inc. continued to suffer from the impacts of a botched enterprise resource planning implementation in 2024. The company lost market share due to its inability to meet customer demand in the face of a volume slowdown at its quick service customers, resulting in excess capacity and low utilization rates.
As we enter the next annual period, our largest relative overweights are in the Consumer Staples and Industrials sectors. We are notably underweight in Real Estate and Communication Services sectors. Th ese
exposures are driven by the opportunity set we see in each sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	20.51%	9.58%	8.47%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,944,224
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 5,465,195
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 612,944,224
Total number of portfolio holdings	73
Total advisory fees paid	$ 5,465,195
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.5%
Financials	16.3%
Health Care	10.6%
Consumer Staples	9.5%
Utilities	9.1%
Consumer Discretionary	8.2%
Information Technology	8.1%
Materials	6.0%
Real Estate	5.8%
Energy	5.0%
Short-Term Investment Fund	0.9%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

Touchstone Sands Capital International Growth Equity Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS A
Trading Symbol	TPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 138	1.18%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class A shares performance was 34.43% (excluding sales loads) for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	27.71%	7.46%	5.59%
Class A - excluding sales load	34.43%	8.58%	6.22%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,051,618
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 378,368
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Touchstone Sands Capital International Growth Equity Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS C
Trading Symbol	TPYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 229	1.96%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class C shares performance was 33.48% (excluding sales loads) for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	32.48%	7.80%	5.60%
Class C - excluding sales load	33.48%	7.80%	5.60%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,051,618
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 378,368
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Touchstone Sands Capital International Growth Equity Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS Y
Trading Symbol	TPYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 107	0.91%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class Y shares performance was 34.82% for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	34.82%	8.92%	6.51%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,051,618
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 378,368
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TPYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 102	0.87%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Institutional Class shares performance was 34.81% for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class 1	34.81%	8.94%	6.52%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%
1	The inception date was August 23, 2019. Performance information was calculated using the historical performance of Class Y shares for the periods prior to August 23, 2019.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,051,618
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 378,368
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Touchstone Sands Capital International Growth Equity Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS R6
Trading Symbol	TPYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 96	0.82%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class R6 shares performance was 34.83% for the reporting period.
The Fund outperformed the MSCI All Country World Ex USA Index during the period driven by stock selection. Stylistically, Growth outperformed Value which also created tailwinds. The period marked a highly volatile time for international equities as central banks globally balanced growth, inflation, and increasing geopolitical tensions. Despite the volatile market environment, we continue to see attractive long-term opportunities for our business.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe	Positive	European equities performed strongly during the period. Stock selection for the Fund within the region was particularly driven by Adyen N.V. and CTS Eventim AG & Co.
Information Technology	Positive	Increased demand for semiconductors for artificial intelligence, in addition to other end-markets.
Growth	Positive	Growth equities rallied as central banks globally cut rates. Through September, 2024 was already the third largest year for policy rate cuts ever.
Health Care	Negative	The industry continues to face an unprecedented overlapping of headwinds including rapid demand declines for COVID-19 vaccines, lower levels of biotech funding, and a volatile Chinese macroeconomic environment.
Over the last year, we have taken steps to reduce the Fund’s absolute weight to semiconductors amid strong investment results. Additionally, we have gradually increased our weight to leading Japanese businesses as we believe recently adopted corporate reforms should act as tailwinds for the region.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6 1	34.83%	8.94%	6.52%
MSCI All Country World Ex USA Index	25.35%	7.59%	5.22%
1	The inception date was August 31, 2023 . Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 31, 2023.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,051,618
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 378,368
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund S ta tistics
Fund net assets	$ 109,051,618
Total number of portfolio holdings	32
Total advisory fees paid	$ 378,368
Portfolio turnover rate	117%

Holdings [Text Block]
Graphical Representation of H
o
ldings
Sector Allocation (% of Net Assets)
Information Technology	24.1%
Consumer Discretionary	20.3%
Industrials	19.0%
Communication Services	10.9%
Financials	9.4%
Health Care	6.1%
Consumer Staples	4.2%
Materials	3.5%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.6%
Netherlands	11.9%
Switzerland	9.3%
Brazil	9.2%
Canada	8.8%
India	7.5%
Germany	6.6%
Sweden	6.6%
Italy	5.0%
Taiwan	4.7%
Singapore	4.1%
Denmark	3.6%
United Kingdom	3.0%
Other Countries	4.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Touchstone Sands Capital Select Growth Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS A
Trading Symbol	TSNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.16%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class A shares performance was 39.94% (excluding sales loads) for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Holdings Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (
all
Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	32.91%	9.57%	9.61%
Class A - excluding sales load	39.94%	10.70%	10.26%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,458,129,714
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 16,349,661
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Material Fund Change [Text Block]
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.

Material Fund Change Adviser [Text Block]	the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
Touchstone Sands Capital Select Growth Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS C
Trading Symbol	TSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 212	1.77%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class C shares performance was 39.15% (excluding sales loads) for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu
Ho
ldings Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	38.15%	9.97%	9.61%
Class C - excluding sales load	39.15%	9.97%	9.61%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,458,129,714
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 16,349,661
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Material Fund Change [Text Block]
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.

Material Fund Change Adviser [Text Block]	the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
Touchstone Sands Capital Select Growth Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS Y
Trading Symbol	CFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 108	0.90%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common
stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class Y shares performance was 40.32% for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Holdings Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	40.32%	10.98%	10.54%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,458,129,714
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 16,349,661
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Material Fund Change [Text Block]
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion. Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.

Material Fund Change Expenses [Text Block]	Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.
Material Fund Change Adviser [Text Block]	the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
Touchstone Sands Capital Select Growth Fund - CLASS Z
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS Z
Trading Symbol	PTSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 140	1.17%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class Z shares performance was 40.00% for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Holdings Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	40.00%	10.68%	10.26%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,458,129,714
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 16,349,661
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Material Fund Change [Text Block]
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, T ouchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.

Material Fund Change Expenses [Text Block]	Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.
Material Fund Change Adviser [Text Block]	the Fund pays its investment adviser, T
ouchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.

Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	CISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 97	0.81%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Institutional Class shares performance was 40.48% for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Hol
din
gs Ltd. and Intercontinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class 1	40.48%	11.00%	10.42%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%
1	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,458,129,714
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 16,349,661
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Material Fund Change [Text Block]
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion. Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.

Material Fund Change Expenses [Text Block]	Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.
Material Fund Change Adviser [Text Block]	the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
Touchstone Sands Capital Select Growth Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS R6
Trading Symbol	TSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class R6 shares performance was 40.49% for the reporting period.
Growth equities advanced, supported by growth in corporate earnings, enthusiasm surrounding the potential of artificial intelligence, and expectations for the Federal Reserve to pivot towards a more accommodative approach to monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology stock performance	Negative	The Fund’s positions in stocks in the Information Technology sector underperformed.
Health Care stock performance	Negative	The Fund’s positions in stocks in the Health Care sector underperformed.
Style Factor exposure	Negative	The strategy benefitted from its overweight to Growth, Momentum, and residual Volatility; however, this was offset by the portfolio’s underweight to the Quality, Size and Dividend Yield factors.
The Fund initiated positions in Nu Holdings Ltd. and Inte
rco
ntinental Exchange, Inc. (both Financials sector), ASML Holding N.V., Samsara Inc., Apple Inc. (all Information Technology sector), Spotify Technology S.A. and Roblox Corp (both Communications sector), and exited its positions in Match Group, Inc. (Communications sector), CoStar Group, Inc. (Real Estate sector), 10x Genomics, Inc. and Align Technology, Inc. (both Health Care sector), and Airbnb, Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6 1	40.49%	11.04%	10.44%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 1000 ® Growth Index	42.19%	19.74%	16.52%
1	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,458,129,714
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 16,349,661
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,458,129,714
Total number of portfolio holdings	31
Total advisory fees paid	$ 16,349,661
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Financials	10.1%
Health Care	6.2%
Industrials	1.6%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.3) %
Total	100.0%

Material Fund Change [Text Block]
Material

Fund

Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407. Effective September 30, 2024, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion. Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.

Material Fund Change Expenses [Text Block]	Additionally, the expense limitations were reduced to 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes Y, Z, Institutional Class and Class R6 shares, respectively.
Material Fund Change Adviser [Text Block]	the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 31, 2025, at
touchstoneinvestments.com/mutual-funds
or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
Touchstone Small Cap Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS A
Trading Symbol	TSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 138	1.25%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class A shares performance was 20.91% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell 2000
®
Index during a strong up market, which can be expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care and Communication Services Stocks	Negative	Overall, stock selection detracted from performance over the 12 month period. Weak performance from Health Care and Communication Services sector stocks in the portfolio was the main driver of relative underperformance.
Industrials and Consumer Discretionary Stocks	Positive	Strong performance from Industrials and Consumer Discretionary sector stocks in the portfolio was a positive contributor to performance.
Energy and Utilities Sectors	Positive	Our underweight position in Energy and Utilities sectors added to relative performance.
Health Care and Information Technology Sectors	Negative	While sector allocation overall was positive, our underweight position in Health Care and our overweight position in Information Technology detracted from relative performance.
Quality, Yield and Growth Exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period we established new positions in Gates Industrial Corporation plc (Industrial sector), DoubleVerify Holdings, Inc. (Information Technology sector), Certara, Inc. (Health Care sector), Revolve Group, Inc. (Consumer Discretionary sector), and ePlus Inc. (Information Technology sector), added to positions in Haemonetics Corporation (Health Care sector), Atlantic Union Bankshares Corporation (Financials sector), Enovis Corporation (Health Care sector), Cannae Holdings, Inc. (Financials sector), Marten Transport, Ltd. (Industrials sector), and Essential Properties Realty Trust, Inc. (Real Estate sector), trimmed positions in NewMarket Corporation (Materials sector), Temper Sealy International Inc. (Consumer Discretionary sector), ACI Worldwide, Inc.,
Qu
alys, Inc. (both Information Technology sector), Matson Inc. (Industrials sector), and Murphy USA Inc. (Consumer Discretionary sector), and exited Malibu Boats, Inc. (Consumer Discretionary sector), Masonite International, due to acquisition,
(In
dustrials sector), and LivaNova plc (Health Care sector). In addition, during September 2024, Dril-Quip Inc. completed a merger with Innovex Downhole Solutions. The combined company is now called Innovex International, Inc. (Energy sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	14.83%	8.97%	6.15%
Class A - excluding sales load	20.91%	10.09%	6.78%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 276,297,761
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,854,357
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 276,297,761
Total number of portfolio holdings	37
Total advisory fees paid	$ 1,854,357
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocat
io
n (% of Net Assets)
Industrials	22.4%
Information Technology	18.6%
Financials	17.3%
Consumer Discretionary	15.9%
Real Estate	7.6%
Health Care	6.8%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	1.4%
Energy	0.5%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(2.8) %
Total	100.0%

Touchstone Small Cap Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS C
Trading Symbol	TSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $1 0,0 00 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 220	2.00%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class C shares performance was 20.08% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell 2000
®
Index during a strong up market, which can be expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care and Communication Services Stocks	Negative	Overall, stock selection detracted from performance over the 12 month period. Weak performance from Health Care and Communication Services sector stocks in the portfolio was the main driver of relative underperformance.
Industrials and Consumer Discretionary Stocks	Positive	Strong performance from Industrials and Consumer Discretionary sector stocks in the portfolio was a positive contributor to performance.
Energy and Utilities Sectors	Positive	Our underweight position in Energy and Utilities sectors added to relative performance.
Health Care and Information Technology Sectors	Negative	While sector allocation overall was positive, our underweight position in Health Care and our overweight position in Information Technology detracted from relative performance.
Quality, Yield and Growth Exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period we established new positions in Gates Industrial Corporation plc (Industrial sector), DoubleVerify Holdings, Inc. (Information Technology sector), Certara, Inc. (Health Care sector), Revolve Group, Inc. (Consumer Discretionary sector), and ePlus Inc. (Information Technology sector), added to positions in Haemonetics Corporation (Health Care sector), Atlantic Union Bankshares Corporation (Financials sector), Enovis Corporation (Health Care sector), Cannae Holdings, Inc. (Financials sector), Ma rte
n Transport, Ltd. (Industrials sector), and Essential Properties Realty Trust, Inc. (Real Estate sector), trimmed positions in NewMarket Corporation (Materials sector), Temper Sealy International Inc. (Consumer Discretionary sector), ACI Worldwide, Inc., Qualys, Inc. (both Information Technology sector), Matson Inc. (Industrials sector), and Murphy USA Inc. (Consumer Discretionary sector), and exited Malibu Boats, Inc. (Consumer Discretionary sector), Masonite International, due to acquisition, (Industrials sector), and LivaNova plc (Health Care sector). In addition, during September 2024, Dril-Quip Inc. completed a merger with Innovex Downhole Solutions. The combined company is now called Innovex International, Inc. (Energy sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	19.08%	9.31%	6.16%
Class C - excluding sales load	20.08%	9.31%	6.16%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 276,297,761
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,854,357
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 276,297,761
Total number of portfolio holdings	37
Total advisory fees paid	$ 1,854,357
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.4%
Information Technology	18.6%
Financials	17.3%
Consumer Discretionary	15.9%
Real Estate	7.6%
Health Care	6.8%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	1.4%
Energy	0.5%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(2.8) %
Total	100.0%

Touchstone Small Cap Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS Y
Trading Symbol	TSFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Y shares performance was 21.28% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell 2000
®
Index during a strong up market, which can be expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care and Communication Services Stocks	Negative	Overall, stock selection detracted from performance over the 12 month period. Weak performance from Health Care and Communication Services sector stocks in the portfolio was the main driver of relative underperformance.
Industrials and Consumer Discretionary Stocks	Positive	Strong performance from Industrials and Consumer Discretionary sector stocks in the portfolio was a positive contributor to performance.
Energy and Utilities Sectors	Positive	Our underweight position in Energy and Utilities sectors added to relative performance.
Health Care and Information Technology Sectors	Negative	While sector allocation overall was positive, our underweight position in Health Care and our overweight position in Information Technology detracted from relative performance.
Quality, Yield and Growth Exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period we established new positions in Gates Industrial Corporation plc (Industrial sector), DoubleVerify Holdings, Inc. (Information Technology sector), Certara, Inc. (Health Care sector), Revolve Group, Inc. (Consumer Discretionary sector), and ePlus Inc. (Information Technology sector), added to positions in Haemonetics Corporation (Health Care sector), Atlantic Union Bankshares Corporation (Financials sector), Enovis Corporation (Health Care sector), Cannae Holdings, Inc. (Financials sector), Marten Transport, Ltd. (Industrials sector), and Essential Properties Realty Trust, Inc. (Real Estate sector), trimmed positions in NewMarket Corporation (Materials sector), Temper Sealy International Inc. (Consumer Discretionary sector), ACI Worldwide, Inc., Qualys, Inc. (both Information Technology sector), Matson Inc. (Industrials sector), and Murphy USA Inc. (Consumer Discretionary sector), and exited Malibu Boats, Inc. (Consumer Discretionary sector), Masonite International, due to acquisition, (Industrials sector), and LivaNova plc (Health Care sector). In addition, during September 2024, Dril-Quip Inc. completed a merger with Innovex Downhole Solutions. The combined company is now called Innovex International, Inc. (Energy sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	21.28%	10.38%	7.06%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most r ece nt performance information.
Net Assets	$ 276,297,761
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,854,357
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 276,297,761
Total number of portfolio holdings	37
Total advisory fees paid	$ 1,854,357
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.4%
Information Technology	18.6%
Financials	17.3%
Consumer Discretionary	15.9%
Real Estate	7.6%
Health Care	6.8%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	1.4%
Energy	0.5%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(2.8) %
Total	100.0%

Touchstone Small Cap Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Institutional Class shares performance was 21.29% for the reporting period.
Over the 12 month period, U.S. stocks posted solid gains. Large companies posted the strongest gains. Growth, Volatility, and Momentum factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund underperformed the benchmark Russell 2000
®
Index during a strong up market, which can be expected given our investment process. Quality factors underperformed for most of the period and our exposure toward companies with stronger balance sheets was a headwind to relative performance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care and Communication Services Stocks	Negative	Overall, stock selection detracted from performance over the 12 month period. Weak performance from Health Care and Communication Services sector stocks in the portfolio was the main driver of relative underperformance.
Industrials and Consumer Discretionary Stocks	Positive	Strong performance from Industrials and Consumer Discretionary sector stocks in the portfolio was a positive contributor to performance.
Energy and Utilities Sectors	Positive	Our underweight position in Energy and Utilities sectors added to relative performance.
Health Care and Information Technology Sectors	Negative	While sector allocation overall was positive, our underweight position in Health Care and our overweight position in Information Technology detracted from relative performance.
Quality, Yield and Growth Exposures	Negative	We were generally overweight Quality and Yield (shareholder yield) factors and underweight Growth factors which detracted from relative performance.
During the 12 month period we established new positions in Gates Industrial Corporation plc (Industrial sector), DoubleVerify Holdings, Inc. (Information Technology sector), Certara, Inc. (Health Care sector), Revolve Group, Inc. (Consumer Discretionary sector), and ePlus Inc. (Information Technology sector), added to positions in Haemonetics Corporation (Health Care sector), Atlantic Union Bankshares Corporation (Financials sector), Enovis Corporation (Health Care sector), Cannae Holdings, Inc. (Financials sector), Marten Transport, Ltd. (Industrials sector), and Essential Properties Realty Trust, Inc. (Real Estate sector), trimmed positions in NewMarket Corporation (Materials sector), Temper Sealy International Inc. (Consumer Discretionary sector), ACI Worldwide, Inc., Qualys, Inc. (both Information Technology sector), Matson Inc. (Industrials sector), and Murphy USA Inc. (Consumer Discretionary sector), and exited Malibu Boats, Inc. (Consumer Discretionary sector), Masonite International, due to acquisition, (Industrials sector), and LivaNova plc (Health Care sector). In addition, during September 2024, Dril-Quip Inc. completed a merger with Innovex Downhole Solutions. The combined company is now called Innovex International, Inc. (Energy sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	21.29%	10.45%	7.14%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 276,297,761
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,854,357
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 276,297,761
Total number of portfolio holdings	37
Total advisory fees paid	$ 1,854,357
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.4%
Information Technology	18.6%
Financials	17.3%
Consumer Discretionary	15.9%
Real Estate	7.6%
Health Care	6.8%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	1.4%
Energy	0.5%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(2.8) %
Total	100.0%

Touchstone Small Cap Value Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS A
Trading Symbol	TVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 154	1.39%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management’s Dis
c
ussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class A shares performance was 22.07% (excluding sales loads) for the reporting period.
Style factors created a modestly negative to neutral backdrop for the Fund in the trailing 12 months ending September 30, 2024. High beta was strongly in favor late in 2023 and in early 2024, which created a headwind that abated somewhat later in the period. In the benchmark Russell 2000
®
Value Index, Financials, Real Estate, Consumer Discretionary, and Industrials sectors outperformed the overall return for the benchmark while the most significant underperformers were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Led by EMCOR Group Inc. and CACI International Inc. EMCOR, an engineering and construction company, reported strong results leading to margin and multiple expansion while CACI beat earnings expectations and raised forward guidance on continued positive bookings.
Real Estate sector	Positive	Concentrated in the Fund’s position in Newmark Group, Inc.; a turn in the commercial real estate markets as interest rate decreases should drive better demand for its real estate service offerings.
Health Care sector	Negative	Medical device company Integra LifeSciences Holdings Corporation continues to experience execution issues related to compliance which has led to reduced earnings expectations. QuidelOrtho Corporation, a medical testing company, experienced lower flu and COVID-related volumes resulting in reduced guidance for the year. The resignation of the CEO also impacted investor sentiment, although the stock has recovered more recently as investors gained confidence in the new CEO’s strategy to streamline operations and reduce their debt load.
Materials sector	Negative	Arcadium Lithium plc, a company formed by the merger of Livent Corporation and Allkem Ltd., underperformed as the shareholder base consolidated and lithium prices experienced an accelerated decline in early 2024.
We have not made material changes to portfolio positioning in the 12 months ending September 30, 2024. At the onset of the fourth quarter 2024, our largest relative overweight position is in the Industrials sector. We are notably underweight in Financials and Communication Services. These exposures are driven by the opportunity set we see in each sector
.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	15.96%	8.96%	6.53%
Class A - excluding sales load	22.07%	10.08%	7.16%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most re cent performance information.
Net Assets	$ 216,872,292
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,316,077
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 216,872,292
Total number of portfolio holdings	90
Total advisory fees paid	$ 1,316,077
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.2%
Industrials	21.5%
Consumer Discretionary	10.6%
Real Estate	8.5%
Health Care	8.2%
Information Technology	7.0%
Energy	5.6%
Consumer Staples	5.3%
Materials	5.1%
Utilities	4.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.6) %
Total	100.0%

Touchstone Small Cap Value Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS C
Trading Symbol	TVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 237	2.14%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class C shares performance was 21.12% (excluding sales loads) for the reporting period.
Style factors created a modestly negative to neutral backdrop for the Fund in the trailing 12 months ending September 30, 2024. High beta was strongly in favor late in 2023 and in early 2024, which created a headwind that abated somewhat later in the period. In the benchmark Russell 2000
®
Value Index, Financials, Real Estate, Consumer Discretionary, and Industrials sectors outperformed the overall return for the benchmark while the most significant underperformers were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Led by EMCOR Group Inc. and CACI International Inc. EMCOR, an engineering and construction company, reported strong results leading to margin and multiple expansion while CACI beat earnings expectations and raised forward guidance on continued positive bookings.
Real Estate sector	Positive	Concentrated in the Fund’s position in Newmark Group, Inc.; a turn in the commercial real estate markets as interest rate decreases should drive better demand for its real estate service offerings.
Health Care sector	Negative	Medical device company Integra LifeSciences Holdings Corporation continues to experience execution issues related to compliance which has led to reduced earnings expectations. QuidelOrtho Corporation, a medical testing company, experienced lower flu and COVID-related volumes resulting in reduced guidance for the year. The resignation of the CEO also impacted investor sentiment, although the stock has recovered more recently as investors gained confidence in the new CEO’s strategy to streamline operations and reduce their debt load.
Materials sector	Negative	Arcadium Lithium plc, a company formed by the merger of Livent Corporation and Allkem Ltd., underperformed as the shareholder base consolidated and lithium prices experienced an accelerated decline in early 2024.
We have not made material changes to portfolio positioning in the 12 months ending September 30, 2024. At the onset of the fourth quarter 2024, our largest relative overweight position is in the Industrials sector. We are notably underweight in Financials and Communication Services. These exposures are driven by the opportunity set we see in each sector
.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	20.12%	9.27%	6.52%
Class C - excluding sales load	21.12%	9.27%	6.52%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 216,872,292
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,316,077
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 216,872,292
Total number of portfolio holdings	90
Total advisory fees paid	$ 1,316,077
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.2%
Industrials	21.5%
Consumer Discretionary	10.6%
Real Estate	8.5%
Health Care	8.2%
Information Technology	7.0%
Energy	5.6%
Consumer Staples	5.3%
Materials	5.1%
Utilities	4.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.6) %
Total	100.0%

Touchstone Small Cap Value Fund - CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS Y
Trading Symbol	TVOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class Y shares performance was 22.33% for the reporting period.
Style factors created a modestly negative to neutral backdrop for the Fund in the trailing 12 months ending September 30, 2024. High beta was strongly in favor late in 2023 and in early 2024, which created a headwind that abated somewhat later in the period. In the benchmark Russell 2000
®
Value Index, Financials, Real Estate, Consumer Discretionary, and Industrials sectors outperformed the overall return for the benchmark while the most significant underperformers were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Led by EMCOR Group Inc. and CACI International Inc. EMCOR, an engineering and construction company, reported strong results leading to margin and multiple expansion while CACI beat earnings expectations and raised forward guidance on continued positive bookings.
Real Estate sector	Positive	Concentrated in the Fund’s position in Newmark Group, Inc.; a turn in the commercial real estate markets as interest rate decreases should drive better demand for its real estate service offerings.
Health Care sector	Negative	Medical device company Integra LifeSciences Holdings Corporation continues to experience execution issues related to compliance which has led to reduced earnings expectations. QuidelOrtho Corporation, a medical testing company, experienced lower flu and COVID-related volumes resulting in reduced guidance for the year. The resignation of the CEO also impacted investor sentiment, although the stock has recovered more recently as investors gained confidence in the new CEO’s strategy to streamline operations and reduce their debt load.
Materials sector	Negative	Arcadium Lithium plc, a company formed by the merger of Livent Corporation and Allkem Ltd., underperformed as the shareholder base consolidated and lithium prices experienced an accelerated decline in early 2024.
We have not made material changes to portfolio positioning in the 12 months ending September 30, 2024. At the onset of the fourth quarter 2024, our largest relative overweight position is in the Industrials sector. We are notably underweight in Financials and Communication Services. These exposures are driven by the opportunity set we see in each sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	22.33%	10.35%	7.43%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 216,872,292
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,316,077
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 216,872,292
Total number of portfolio holdings	90
Total advisory fees paid	$ 1,316,077
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.2%
Industrials	21.5%
Consumer Discretionary	10.6%
Real Estate	8.5%
Health Care	8.2%
Information Technology	7.0%
Energy	5.6%
Consumer Staples	5.3%
Materials	5.1%
Utilities	4.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.6) %
Total	100.0%

Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Institutional Class shares performance was 22.53% for the reporting period.
Style factors created a modestly negative to neutral backdrop for the Fund in the trailing 12 months ending September 30, 2024. High beta was strongly in favor late in 2023 and in early 2024, which created a headwind that abated somewhat later in the period. In the benchmark Russell 2000
®
Value Index, Financials, Real Estate, Consumer Discretionary, and Industrials sectors outperformed the overall return for the benchmark while the most significant underperformers were Energy and Consumer Staples sectors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Led by EMCOR Group Inc. and CACI International Inc. EMCOR, an engineering and construction company, reported strong results leading to margin and multiple expansion while CACI beat earnings expectations and raised forward guidance on continued positive bookings.
Real Estate sector	Positive	Concentrated in the Fund’s position in Newmark Group, Inc.; a turn in the commercial real estate markets as interest rate decreases should drive better demand for its real estate service offerings.
Health Care sector	Negative	Medical device company Integra LifeSciences Holdings Corporation continues to experience execution issues related to compliance which has led to reduced earnings expectations. QuidelOrtho Corporation, a medical testing company, experienced lower flu and COVID-related volumes resulting in reduced guidance for the year. The resignation of the CEO also impacted investor sentiment, although the stock has recovered more recently as investors gained confidence in the new CEO’s strategy to streamline operations and reduce their debt load.
Materials sector	Negative	Arcadium Lithium plc, a company formed by the merger of Livent Corporation and Allkem Ltd., underperformed as the shareholder base consolidated and lithium prices experienced an accelerated decline in early 2024.
We have not made material changes to portfolio positioning in the 12 months ending September 30, 2024. At the onset of the fourth quarter 2024, our largest relative overweight position is in the Industrials sector. We are notably underweight in Financials and Communication Services. These exposures are driven by the opportunity set we see in each sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	22.53%	10.54%	7.60%
Russell 3000 ® Index	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 216,872,292
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,316,077
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 216,872,292
Total number of portfolio holdings	90
Total advisory fees paid	$ 1,316,077
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.2%
Industrials	21.5%
Consumer Discretionary	10.6%
Real Estate	8.5%
Health Care	8.2%
Information Technology	7.0%
Energy	5.6%
Consumer Staples	5.3%
Materials	5.1%
Utilities	4.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.6) %
Total	100.0%

Touchstone Ultra Short Duration Fixed Income Fund CLASS A
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS A
Trading Symbol	TSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class A shares performance was 7.09% (excluding sales loads) for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.89%	2.10%	1.79%
Class A - excluding sales load	7.09%	2.52%	2.00%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 518,112,946
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 882,614
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Ultra Short Duration Fixed Income Fund CLASS C
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS C
Trading Symbol	TSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class C shares performance was 6.55% (excluding sales loads) for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	5.55%	2.03%	1.60%
Class C - excluding sales load	6.55%	2.03%	1.60%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 518,112,946
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 882,614
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Ultra Short Duration Fixed Income Fund CLASS S
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS S
Trading Symbol	SSSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class S shares performance was 6.81% for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class S 1	6.81%	2.29%	1.74%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%
1	The inception date was October 27, 2017. Performance information was calculated using the historical performance of Class Z shares for the periods prior to October 27, 2017.

Performance Inception Date	Oct. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 518,112,946
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 882,614
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS Y
Trading Symbol	TSYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class Y shares performance was 7.35% for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	7.35%	2.80%	2.26%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 518,112,946
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 882,614
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS Z
Trading Symbol	TSDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class Z shares performance was 7.09% for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	7.09%	2.52%	2.00%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 518,112,946
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 882,614
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds . You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Institutional Class shares performance was 7.41% for the reporting period.
During the 12 months ending September 30, 2024, the ultrashort duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied for the 1-2 year Treasury, while 3-month and 6-month Treasuries also rallied, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during that time period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 50 to 145 basis points (“bps”) lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures in the 1–2-year part of the curve.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the reporting period. Fund option-adjusted spread compressed from 185bps to 148bps over the reporting period, with the most significant sector spread tightening in its Collateralized Loan Obligation (“CLO”) exposure (75bps tighter), Residential Mortgage Backed Securities (“RMBS”) (68bps tighter), and Commercial Mortgage Backed Securities (“CMBS”) (34bps tighter).
Carry	Positive	Portfolio yield was a significant driver of performance over the reporting period. Portfolio yield to call as of September 30, 2023 was 7.23%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors over the past year, versus Investment Grade (“IG”) Credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 7.36% for CLOs to 10.78% for RMBS, comparing favorably versus the Fund’s IG Credit return of 6.86% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Equivalents to start the fiscal year, as a conservative positioning during a period where redemption activity had been abnormally high. This emphasis on liquidity created a cash drag on assets that could have otherwise been more fully invested in higher yielding sectors.
Fund management made significant positioning changes over the trailing 12-month period ended September 30, 2024, including a large increase in Asset Backed Securities, a reduction in Cash Equivalents, RMBS, CMBS and CLOs, and marginal changes in IG Credit and Agency Debenture exposure. Credit quality remained consistent at AA-, while duration increased marginally from 0.57 years to 0.60 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	7.41%	2.85%	2.30%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
ICE BofA 1-Year U.S. Treasury Note Index	5.87%	1.99%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 518,112,946
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 882,614
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,112,946
Total number of portfolio holdings	216
Total advisory fees paid	$ 882,614
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	47.1%
Corporate Bonds	18.2%
Commercial Mortgage-Backed Securities	18.2%
Non-Agency Collateralized Mortgage Obligations	8.5%
Commercial Paper	5.7%
Municipal Bonds	1.0%
U.S. Government Mortgage-Backed Obligations	0.7%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.8%
AA/Aa	16.1%
A/A	14.5%
BBB/Baa	13.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Quality Explanation [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.